Assets and Disposal Groups Held For Sale	12 Months Ended
Mar. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statement of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount or fair value less costs to sell.
Gains or losses recognized from measuring the disposal groups classified as held for sale at the lower of their carrying amounts or fair value less costs to sell when assets or disposal groups are classified to held for sale, are recorded as other operating income or expense.
Assets Held for Sale

	JPY (millions) As of March 31
	2018	2019
Buildings and structures	¥98	¥—
Land	65	—
Investments accounted for using the equity method	18	450
Total	¥181	¥450

The assets held for sale as of March 31, 2018 primarily represent buildings and structures that were classified as held for sale during the year then ended based on management decision to sell this property. No impairment was recorded upon classification of the building as held for sale. These items were sold during the year ended March 31, 2019. The fair value of the assets is based on valuations by independent appraisers who hold recognized and relevant professional qualifications in the respective location of assets held for sale. The valuations, which conform to the standards of the location, are based on market evidence of transaction prices for similar assets.
The assets held for sale as of March 31, 2019 primarily represent an investment accounted for using the equity method in PRA Health Sciences that were classified as held for sale based on management decision to sell the investment. No impairment was recorded upon classification of the investments as held for sale. This investment was sold in May 2019. The fair value of the assets is based on expected sales price less costs of disposal.
The fair value of assets held for sale is classified as Level 3 in the fair value hierarchy.
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2018	2019
Property, plant and equipment	¥—	¥451
Intangible assets	—	58
Inventories	1,202	—
Trade and other receivables	1,466	179
Cash and cash equivalents	451	629
Other	692	1,379
Total assets	¥3,811	¥2,696

Net defined benefit liabilities	¥—	¥383
Provisions	1,066	—
Trade and other payables	165	210
Other	1,983	959
Total liabilities	¥3,214	¥1,552

The disposal groups held for sale as of March 31, 2018, consisted mainly of a group of assets, liabilities, and other comprehensive income related to Takeda's consolidated subsidiary, Multilab Indústria e Comércio de Produtos Farmacêuticos Ltda., and reclassified as held for sale. The shares of the subsidiary were sold in July 2018. The fair value of the disposal group is based on the publicly announced sales price less costs of disposal and is classified as Level 2 in the fair value hierarchy as of March 31, 2018.
The disposal groups held for sales as of March 31, 2019, consisted mainly of a group of assets and liabilities related to Takeda's consolidated subsidiary, Axcelead Drug Discovery Partners, Inc., and reclassified as held for sale following management decision to sell the subsidiary. The shares of the subsidiary were sold in April 2019. The fair value of the disposal group is based on the agreed upon sales price with the third party less costs of disposal and is classified as Level 3 in the fair value hierarchy as of March 31, 2019.
Takeda recorded a loss of 3,213 million JPY on the classification of the disposal group as held for sale for the year ended March 31, 2018. No loss on the classification was recorded for the year ended March 31, 2019.
Items classified as held for sale at acquisition
There were certain asset and disposal groups that were acquired from Shire with the intention to be sold that were classified as held for sale at the acquisition date. These relate to the Xiidra®(lifitegrast ophthalmic solution) product which Takeda has subsequently announced a sale agreement for, as included in Note 33. These also include the research and development program referred to as SHP647 that the European Union had required to be disposed as a condition to the acquisition of Shire by Takeda.

JPY (millions)
As of March 31
2019
Intangible assets	¥455,340
Inventories	13,682
Deferred tax assets	7,592
Total assets	¥476,614

Deferred tax liabilities	¥102,947
Provisions	78,836
Other financial liabilities	17,810
Total liabilities	¥199,593